PROPERTY AND EQUIPMENT (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
PROPERTY AND EQUIPMENT
Balance, beginning of the period	₺ 1,088,256	₺ 950,086
Balance, end of the period	1,087,477	1,088,256
Collateral, pledge or mortgage on tangible assets	0	0
Cost
PROPERTY AND EQUIPMENT
Balance, beginning of the period	2,845,244	2,353,787
Additions	426,850	554,964
Disposals	(48,979)	(63,507)
Balance, end of the period	3,223,115	2,845,244
Accumulated depreciation
PROPERTY AND EQUIPMENT
Balance, beginning of the period	(1,756,988)	(1,403,701)
Additions	(420,274)	(397,438)
Disposals	41,624	44,151
Balance, end of the period	(2,135,638)	(1,756,988)
Vehicles | Cost
PROPERTY AND EQUIPMENT
Balance, beginning of the period	140,716	136,892
Additions	787	3,824
Disposals	(5,185)
Balance, end of the period	136,318	140,716
Vehicles | Accumulated depreciation
PROPERTY AND EQUIPMENT
Balance, beginning of the period	(79,589)	(52,492)
Additions	(26,018)	(27,097)
Disposals	3,098
Balance, end of the period	(102,509)	(79,589)
Furniture and fixtures | Cost
PROPERTY AND EQUIPMENT
Balance, beginning of the period	2,209,961	1,782,969
Additions	355,469	490,499
Disposals	(43,794)	(63,507)
Balance, end of the period	2,521,636	2,209,961
Furniture and fixtures | Accumulated depreciation
PROPERTY AND EQUIPMENT
Balance, beginning of the period	(1,297,873)	(1,032,747)
Additions	(331,972)	(309,277)
Disposals	38,526	44,151
Balance, end of the period	(1,591,319)	(1,297,873)
Leasehold improvements | Cost
PROPERTY AND EQUIPMENT
Balance, beginning of the period	494,567	433,926
Additions	70,594	60,641
Balance, end of the period	565,161	494,567
Leasehold improvements | Accumulated depreciation
PROPERTY AND EQUIPMENT
Balance, beginning of the period	(379,526)	(318,462)
Additions	(62,284)	(61,064)
Balance, end of the period	₺ (441,810)	₺ (379,526)